LEASES - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets, net	$ 25,486	$ 26,927
Operating lease liabilities, current	4,034	3,720
Operating lease liabilities, non-current	28,475	30,201
Total operating lease liabilities	$ 32,509	$ 33,921
Weighted average remaining lease term (years)	8 years 10 months 24 days	9 years 11 months 12 days
Weighted average discount rate of operating leases	4.59%	4.55%